Warrant Liability (Details) - USD ($)	Feb. 22, 2021	Dec. 31, 2025	Dec. 31, 2024
Warrant Liability [Line Items]
Warrant shares purchase percentage	10.00%
Percentage of aggregate number of outstanding shares of capital sock	10.00%
Outstanding warrants		$ 219,458	$ 117,130
Warrant [Member]
Warrant Liability [Line Items]
Outstanding warrants		$ 219,000	$ 117,000
Funding Agreement [Member] | Common Stock [Member]
Warrant Liability [Line Items]
Issued warrants to purchase shares of common stock to QF	962,463